STATEMENT OF STOCKHOLDER’S EQUITY (DEFICIT) (USD $)	Preferred Stock	Common Stock	Deficit accumulated during the development stage	Total
Beginning Balance, Amount at Nov. 17, 2009
Beginning Balance, Shares at Nov. 17, 2009
Issuance of stock @ $.001, Amount	1,000	10,000		11,000
Issuance of stock @ $.001, Shares	1,000,000	10,000,000
Net loss			(2,600)	(2,600)
Ending Balance, Amount at Nov. 30, 2009	1,000	10,000	(2,600)	8,400
Ending Balance, Shares at Nov. 30, 2009	1,000,000	10,000,000
Net loss			(15,093)	(15,093)
Ending Balance, Amount at Nov. 30, 2010	1,000	10,000	(17,693)	(6,693)
Ending Balance, Shares at Nov. 30, 2010	1,000,000	10,000,000
Net loss			(7,690)	(7,690)
Ending Balance, Amount at Nov. 30, 2011	$ 1,000	$ 10,000	$ (25,383)	$ (14,383)
Ending Balance, Shares at Nov. 30, 2011	1,000,000	10,000,000